Debt and Capital Structure - Schedule of Net Debt to Adjusted Funds Flow (Details) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Dec. 31, 2023
Borrowings [abstract]
Net Debt	$ 4,196		$ 4,196		$ 4,196	$ 5,060
Cash From (Used in) Operating Activities	2,474	$ 2,738	7,206	$ 4,442	10,152	7,388
Settlement of Decommissioning Liabilities	(74)	(68)	(170)	(157)	(235)	(222)
Net Change in Non-Cash Working Capital	$ 588	$ (641)	$ 813	$ (2,142)	1,762	(1,193)
Adjusted funds flow					$ 8,625	$ 8,803
Net Debt to Adjusted Funds Flow (times)					50.00%	60.00%